Schedule III Real Estate And Accumulated Depreciation (Schedule Of Real Estate Investments And Accumulated Depreciation) (Details) (USD $)	Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	$ 47,202,705
Initial Cost, Buildings & Improvements	257,369,785
Cost Subsequent to Acquisition, Land	(11,728,942)
Cost Subsequent to Acquisition, Buildings & Improvements	(13,354,027)
Gross Amount at December 31, 2012, Land	35,473,763
Gross Amount at December 31, 2012, Buildings & Improvements	244,015,758
Accumulated Depreciation	(88,398,908)
Net Book Value	191,090,613
Chambersburg, Pennsylvania [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	89,000
Initial Cost, Buildings & Improvements	2,346,362
Cost Subsequent to Acquisition, Buildings & Improvements	386,713
Gross Amount at December 31, 2012, Land	89,000
Gross Amount at December 31, 2012, Buildings & Improvements	2,733,075
Accumulated Depreciation	(1,250,593)
Net Book Value	1,571,482
Culpeper, Virginia [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	182,264
Initial Cost, Buildings & Improvements	2,142,652
Cost Subsequent to Acquisition, Buildings & Improvements	633,425
Gross Amount at December 31, 2012, Land	182,264
Gross Amount at December 31, 2012, Buildings & Improvements	2,776,077
Accumulated Depreciation	(1,272,318)
Net Book Value	1,686,023
Farmville, Virginia [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	253,618
Initial Cost, Buildings & Improvements	2,162,087
Cost Subsequent to Acquisition, Buildings & Improvements	617,576
Gross Amount at December 31, 2012, Land	253,618
Gross Amount at December 31, 2012, Buildings & Improvements	2,779,663
Accumulated Depreciation	(1,458,858)
Net Book Value	1,574,423
Farmville, Virginia [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	384,591
Initial Cost, Buildings & Improvements	1,967,727
Cost Subsequent to Acquisition, Buildings & Improvements	464,888
Gross Amount at December 31, 2012, Land	384,591
Gross Amount at December 31, 2012, Buildings & Improvements	2,432,615
Accumulated Depreciation	(1,251,933)
Net Book Value	1,565,273
Morgantown, West Virginia [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	398,322
Initial Cost, Buildings & Improvements	3,853,651
Cost Subsequent to Acquisition, Buildings & Improvements	1,066,039
Gross Amount at December 31, 2012, Land	398,322
Gross Amount at December 31, 2012, Buildings & Improvements	4,919,690
Accumulated Depreciation	(2,470,535)
Net Book Value	2,847,477
New Castle, Pennsylvania [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	56,648
Initial Cost, Buildings & Improvements	4,101,254
Cost Subsequent to Acquisition, Buildings & Improvements	765,950
Gross Amount at December 31, 2012, Land	56,648
Gross Amount at December 31, 2012, Buildings & Improvements	4,867,204
Accumulated Depreciation	(2,165,694)
Net Book Value	2,758,158
Princeton, West Virginia [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	387,567
Initial Cost, Buildings & Improvements	1,774,501
Cost Subsequent to Acquisition, Buildings & Improvements	733,503
Gross Amount at December 31, 2012, Land	387,567
Gross Amount at December 31, 2012, Buildings & Improvements	2,508,004
Accumulated Depreciation	(1,395,905)
Net Book Value	1,499,666
Rocky Mount, Virginia [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	193,841
Initial Cost, Buildings & Improvements	2,162,429
Cost Subsequent to Acquisition, Buildings & Improvements	224,108
Gross Amount at December 31, 2012, Land	193,841
Gross Amount at December 31, 2012, Buildings & Improvements	2,386,537
Accumulated Depreciation	(1,212,249)
Net Book Value	1,368,129
Solomons, Maryland [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE
Initial Cost, Land	2,303,990
Initial Cost, Buildings & Improvements	2,988,255
Cost Subsequent to Acquisition, Buildings & Improvements	2,074,407
Gross Amount at December 31, 2012, Land	2,303,990
Gross Amount at December 31, 2012, Buildings & Improvements	5,062,662
Accumulated Depreciation	(3,034,274)
Net Book Value	4,332,378
Fayetteville, North Carolina [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	CITI
Initial Cost, Land	725,000
Initial Cost, Buildings & Improvements	3,910,514
Cost Subsequent to Acquisition, Buildings & Improvements	572,683
Gross Amount at December 31, 2012, Land	725,000
Gross Amount at December 31, 2012, Buildings & Improvements	4,483,197
Accumulated Depreciation	(1,392,687)
Net Book Value	3,815,510
Fayetteville Car Wash, North Carolina [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	CITI
Initial Cost, Buildings & Improvements	164,128
Cost Subsequent to Acquisition, Buildings & Improvements	8,707
Gross Amount at December 31, 2012, Buildings & Improvements	172,835
Accumulated Depreciation	(70,410)
Net Book Value	102,425
Erlanger, Kentucky [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	750,000
Initial Cost, Buildings & Improvements	2,822,201
Cost Subsequent to Acquisition, Land	(750,000)
Cost Subsequent to Acquisition, Buildings & Improvements	(2,822,201)
Alexandria, Virginia [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	WA BMI
Initial Cost, Land	2,500,000
Initial Cost, Buildings & Improvements	9,373,060
Cost Subsequent to Acquisition, Buildings & Improvements	1,764,097
Gross Amount at December 31, 2012, Land	2,500,000
Gross Amount at December 31, 2012, Buildings & Improvements	11,137,157
Accumulated Depreciation	(2,513,396)
Net Book Value	11,123,761
Alexandria, Virginia [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	WA BMI
Initial Cost, Land	2,500,000
Initial Cost, Buildings & Improvements	6,544,271
Cost Subsequent to Acquisition, Buildings & Improvements	1,746,033
Gross Amount at December 31, 2012, Land	2,500,000
Gross Amount at December 31, 2012, Buildings & Improvements	8,290,304
Accumulated Depreciation	(2,048,496)
Net Book Value	8,741,808
Glasgow, Kentucky [Member] | Comfort Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE 3CI
Initial Cost, Land	500,000
Initial Cost, Buildings & Improvements	2,456,305
Cost Subsequent to Acquisition, Buildings & Improvements	613,344
Gross Amount at December 31, 2012, Land	500,000
Gross Amount at December 31, 2012, Buildings & Improvements	3,069,649
Accumulated Depreciation	(671,931)
Net Book Value	2,897,718
Glasgow, Kentucky [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE 2DI
Initial Cost, Land	425,000
Initial Cost, Buildings & Improvements	2,206,805
Cost Subsequent to Acquisition, Buildings & Improvements	198,852
Gross Amount at December 31, 2012, Land	425,000
Gross Amount at December 31, 2012, Buildings & Improvements	2,405,657
Accumulated Depreciation	(456,082)
Net Book Value	2,374,575
Creston, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	56,000
Initial Cost, Buildings & Improvements	840,580
Cost Subsequent to Acquisition, Land	89,607
Cost Subsequent to Acquisition, Buildings & Improvements	2,405,831
Gross Amount at December 31, 2012, Land	145,607
Gross Amount at December 31, 2012, Buildings & Improvements	3,246,411
Accumulated Depreciation	(1,963,703)
Net Book Value	1,428,315
Creston, Iowa [Member] | Supertel Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	234,866
Initial Cost, Buildings & Improvements	2,708,224
Cost Subsequent to Acquisition, Buildings & Improvements	19,994
Gross Amount at December 31, 2012, Land	234,866
Gross Amount at December 31, 2012, Buildings & Improvements	2,728,218
Accumulated Depreciation	(769,972)
Net Book Value	2,193,112
Columbus, Nebraska [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	51,716
Initial Cost, Buildings & Improvements	571,178
Cost Subsequent to Acquisition, Land	51,667
Cost Subsequent to Acquisition, Buildings & Improvements	739,793
Gross Amount at December 31, 2012, Land	103,383
Gross Amount at December 31, 2012, Buildings & Improvements	1,310,971
Accumulated Depreciation	(912,864)
Net Book Value	501,490
O'Neill, Nebraska [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	75,000
Initial Cost, Buildings & Improvements	667,074
Cost Subsequent to Acquisition, Land	46,075
Cost Subsequent to Acquisition, Buildings & Improvements	1,165,880
Gross Amount at December 31, 2012, Land	121,075
Gross Amount at December 31, 2012, Buildings & Improvements	1,832,954
Accumulated Depreciation	(1,133,375)
Net Book Value	820,654
Omaha, Nebraska [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	164,034
Initial Cost, Buildings & Improvements	1,053,620
Cost Subsequent to Acquisition, Buildings & Improvements	1,304,695
Gross Amount at December 31, 2012, Land	164,034
Gross Amount at December 31, 2012, Buildings & Improvements	2,358,315
Accumulated Depreciation	(1,705,227)
Net Book Value	817,122
Omaha, Nebraska [Member] | Sleep Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	EVB
Initial Cost, Land	400,000
Initial Cost, Buildings & Improvements	3,275,773
Cost Subsequent to Acquisition, Land	(47,816)
Cost Subsequent to Acquisition, Buildings & Improvements	284,885
Gross Amount at December 31, 2012, Land	352,184
Gross Amount at December 31, 2012, Buildings & Improvements	3,560,658
Accumulated Depreciation	(1,088,062)
Net Book Value	2,824,780
Lincoln, Nebraska (West "O") [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	139,603
Initial Cost, Buildings & Improvements	1,234,988
Cost Subsequent to Acquisition, Land	(139,603)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,234,988)
Lincoln, Nebraska (Cornhusker) [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	226,174
Initial Cost, Buildings & Improvements	1,068,520
Cost Subsequent to Acquisition, Land	271,817
Cost Subsequent to Acquisition, Buildings & Improvements	1,942,999
Gross Amount at December 31, 2012, Land	497,991
Gross Amount at December 31, 2012, Buildings & Improvements	3,011,519
Accumulated Depreciation	(1,979,398)
Net Book Value	1,530,112
Keokuk, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	55,000
Initial Cost, Buildings & Improvements	642,783
Cost Subsequent to Acquisition, Land	71,175
Cost Subsequent to Acquisition, Buildings & Improvements	654,675
Gross Amount at December 31, 2012, Land	126,175
Gross Amount at December 31, 2012, Buildings & Improvements	1,297,458
Accumulated Depreciation	(973,546)
Net Book Value	450,087
Iowa City, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	227,290
Initial Cost, Buildings & Improvements	1,280,365
Cost Subsequent to Acquisition, Buildings & Improvements	642,831
Gross Amount at December 31, 2012, Land	227,290
Gross Amount at December 31, 2012, Buildings & Improvements	1,923,196
Accumulated Depreciation	(1,471,711)
Net Book Value	678,775
Omaha, Nebraska (Ak-sar-ben) [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	203,453
Initial Cost, Buildings & Improvements	1,054,497
Cost Subsequent to Acquisition, Land	(203,453)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,054,497)
Kirksville, Missouri [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	151,225
Initial Cost, Buildings & Improvements	830,457
Cost Subsequent to Acquisition, Buildings & Improvements	416,438
Gross Amount at December 31, 2012, Land	151,225
Gross Amount at December 31, 2012, Buildings & Improvements	1,246,895
Accumulated Depreciation	(887,261)
Net Book Value	510,859
Burlington, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	145,000
Initial Cost, Buildings & Improvements	867,116
Cost Subsequent to Acquisition, Buildings & Improvements	374,847
Gross Amount at December 31, 2012, Land	145,000
Gross Amount at December 31, 2012, Buildings & Improvements	1,241,963
Accumulated Depreciation	(906,398)
Net Book Value	480,565
Sedalia, Missouri [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	185,025
Initial Cost, Buildings & Improvements	917,809
Cost Subsequent to Acquisition, Land	(185,025)
Cost Subsequent to Acquisition, Buildings & Improvements	(917,809)
Hays, Kansas [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	317,762
Initial Cost, Buildings & Improvements	1,133,765
Cost Subsequent to Acquisition, Land	19,519
Cost Subsequent to Acquisition, Buildings & Improvements	533,276
Gross Amount at December 31, 2012, Land	337,281
Gross Amount at December 31, 2012, Buildings & Improvements	1,667,041
Accumulated Depreciation	(1,211,545)
Net Book Value	792,777
Moberly, Missouri [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	60,000
Initial Cost, Buildings & Improvements	1,075,235
Cost Subsequent to Acquisition, Buildings & Improvements	482,308
Gross Amount at December 31, 2012, Land	60,000
Gross Amount at December 31, 2012, Buildings & Improvements	1,557,543
Accumulated Depreciation	(1,139,417)
Net Book Value	478,126
Pittsburg, Kansas [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	130,000
Initial Cost, Buildings & Improvements	852,131
Cost Subsequent to Acquisition, Buildings & Improvements	381,046
Gross Amount at December 31, 2012, Land	130,000
Gross Amount at December 31, 2012, Buildings & Improvements	1,233,177
Accumulated Depreciation	(895,673)
Net Book Value	467,504
Manhattan, Kansas [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	261,646
Initial Cost, Buildings & Improvements	1,254,175
Cost Subsequent to Acquisition, Land	(10,000)
Cost Subsequent to Acquisition, Buildings & Improvements	695,906
Gross Amount at December 31, 2012, Land	251,646
Gross Amount at December 31, 2012, Buildings & Improvements	1,950,081
Accumulated Depreciation	(1,301,759)
Net Book Value	899,968
Clinton, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	135,153
Initial Cost, Buildings & Improvements	805,067
Cost Subsequent to Acquisition, Land	(135,153)
Cost Subsequent to Acquisition, Buildings & Improvements	(805,067)
Mt. Pleasant, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	85,745
Initial Cost, Buildings & Improvements	536,064
Cost Subsequent to Acquisition, Land	21,508
Cost Subsequent to Acquisition, Buildings & Improvements	602,620
Gross Amount at December 31, 2012, Land	107,253
Gross Amount at December 31, 2012, Buildings & Improvements	1,138,684
Accumulated Depreciation	(766,347)
Net Book Value	479,590
Wichita, Kansas [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	435,087
Initial Cost, Buildings & Improvements	1,806,979
Cost Subsequent to Acquisition, Land	(435,087)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,806,979)
Pella, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	NON
Initial Cost, Land	61,853
Initial Cost, Buildings & Improvements	664,610
Cost Subsequent to Acquisition, Buildings & Improvements	206,528
Gross Amount at December 31, 2012, Land	61,853
Gross Amount at December 31, 2012, Buildings & Improvements	871,138
Accumulated Depreciation	(572,039)
Net Book Value	360,952
Storm Lake, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	90,033
Initial Cost, Buildings & Improvements	819,202
Cost Subsequent to Acquisition, Land	41,344
Cost Subsequent to Acquisition, Buildings & Improvements	653,645
Gross Amount at December 31, 2012, Land	131,377
Gross Amount at December 31, 2012, Buildings & Improvements	1,472,847
Accumulated Depreciation	(912,632)
Net Book Value	691,592
West Plains, Missouri [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	112,279
Initial Cost, Buildings & Improvements	861,178
Cost Subsequent to Acquisition, Buildings & Improvements	279,120
Gross Amount at December 31, 2012, Land	112,279
Gross Amount at December 31, 2012, Buildings & Improvements	1,140,298
Accumulated Depreciation	(733,858)
Net Book Value	518,719
Jefferson City, Missouri [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	264,707
Initial Cost, Buildings & Improvements	1,206,886
Cost Subsequent to Acquisition, Buildings & Improvements	457,832
Gross Amount at December 31, 2012, Land	264,707
Gross Amount at December 31, 2012, Buildings & Improvements	1,664,718
Accumulated Depreciation	(1,087,956)
Net Book Value	841,469
El Dorado, Kansas [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	96,764
Initial Cost, Buildings & Improvements	418,333
Cost Subsequent to Acquisition, Land	(96,764)
Cost Subsequent to Acquisition, Buildings & Improvements	(418,333)
Wayne, Nebraska [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	79,127
Initial Cost, Buildings & Improvements	685,135
Cost Subsequent to Acquisition, Buildings & Improvements	268,711
Gross Amount at December 31, 2012, Land	79,127
Gross Amount at December 31, 2012, Buildings & Improvements	953,846
Accumulated Depreciation	(557,278)
Net Book Value	475,695
Batesville, Arkansas [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	81,483
Initial Cost, Buildings & Improvements	811,371
Cost Subsequent to Acquisition, Buildings & Improvements	301,439
Gross Amount at December 31, 2012, Land	81,483
Gross Amount at December 31, 2012, Buildings & Improvements	1,112,810
Accumulated Depreciation	(675,935)
Net Book Value	518,358
Fayetteville, Arkansas [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	255,731
Initial Cost, Buildings & Improvements	1,549,271
Cost Subsequent to Acquisition, Land	(255,731)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,549,271)
Omaha, Nebraska (West Dodge) [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	593,518
Initial Cost, Buildings & Improvements	1,758,275
Cost Subsequent to Acquisition, Land	(39,599)
Cost Subsequent to Acquisition, Buildings & Improvements	396,852
Gross Amount at December 31, 2012, Land	553,919
Gross Amount at December 31, 2012, Buildings & Improvements	2,155,127
Accumulated Depreciation	(1,249,418)
Net Book Value	1,459,628
Watertown, South Dakota [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	51,237
Initial Cost, Buildings & Improvements	1,296,312
Cost Subsequent to Acquisition, Land	(51,237)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,296,312)
Norfolk, Nebraska [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	NON
Initial Cost, Land	226,971
Initial Cost, Buildings & Improvements	1,587,581
Cost Subsequent to Acquisition, Buildings & Improvements	609,375
Gross Amount at December 31, 2012, Land	226,971
Gross Amount at December 31, 2012, Buildings & Improvements	2,196,956
Accumulated Depreciation	(1,169,932)
Net Book Value	1,253,995
Muscatine, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	204,890
Initial Cost, Buildings & Improvements	1,616,090
Cost Subsequent to Acquisition, Land	(204,890)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,616,090)
Fort Madison, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	104,855
Initial Cost, Buildings & Improvements	871,075
Cost Subsequent to Acquisition, Buildings & Improvements	280,892
Gross Amount at December 31, 2012, Land	104,855
Gross Amount at December 31, 2012, Buildings & Improvements	1,151,967
Accumulated Depreciation	(659,735)
Net Book Value	597,087
Portage, Wisconsin [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	203,032
Initial Cost, Buildings & Improvements	1,839,321
Cost Subsequent to Acquisition, Buildings & Improvements	363,640
Gross Amount at December 31, 2012, Land	203,032
Gross Amount at December 31, 2012, Buildings & Improvements	2,202,961
Accumulated Depreciation	(1,150,349)
Net Book Value	1,255,644
Antigo, Wisconsin [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	234,605
Initial Cost, Buildings & Improvements	1,485,579
Cost Subsequent to Acquisition, Land	(234,605)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,485,579)
Shawano, Wisconsin [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	NON
Initial Cost, Land	244,935
Initial Cost, Buildings & Improvements	1,672,123
Cost Subsequent to Acquisition, Land	(38,916)
Cost Subsequent to Acquisition, Buildings & Improvements	94,168
Gross Amount at December 31, 2012, Land	206,019
Gross Amount at December 31, 2012, Buildings & Improvements	1,766,291
Accumulated Depreciation	(985,063)
Net Book Value	987,247
Tomah, Wisconsin [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	211,975
Initial Cost, Buildings & Improvements	2,079,714
Cost Subsequent to Acquisition, Land	(59,834)
Cost Subsequent to Acquisition, Buildings & Improvements	467,911
Gross Amount at December 31, 2012, Land	152,141
Gross Amount at December 31, 2012, Buildings & Improvements	2,547,625
Accumulated Depreciation	(1,317,439)
Net Book Value	1,382,327
Menomonie, Wisconsin [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	451,520
Initial Cost, Buildings & Improvements	2,398,446
Cost Subsequent to Acquisition, Buildings & Improvements	407,759
Gross Amount at December 31, 2012, Land	451,520
Gross Amount at December 31, 2012, Buildings & Improvements	2,806,205
Accumulated Depreciation	(1,356,740)
Net Book Value	1,900,985
Clarinda, Iowa [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	75,000
Initial Cost, Buildings & Improvements	1,276,923
Cost Subsequent to Acquisition, Buildings & Improvements	201,947
Gross Amount at December 31, 2012, Land	75,000
Gross Amount at December 31, 2012, Buildings & Improvements	1,478,870
Accumulated Depreciation	(394,743)
Net Book Value	1,159,127
Billings, Montana [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE MOA
Initial Cost, Land	518,000
Initial Cost, Buildings & Improvements	4,807,220
Cost Subsequent to Acquisition, Buildings & Improvements	210,517
Gross Amount at December 31, 2012, Land	518,000
Gross Amount at December 31, 2012, Buildings & Improvements	5,017,737
Accumulated Depreciation	(966,355)
Net Book Value	4,569,382
Boise, Idaho [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE MOA
Initial Cost, Land	612,000
Initial Cost, Buildings & Improvements	5,709,976
Cost Subsequent to Acquisition, Land	(308,414)
Cost Subsequent to Acquisition, Buildings & Improvements	(2,947,459)
Gross Amount at December 31, 2012, Land	303,586
Gross Amount at December 31, 2012, Buildings & Improvements	2,762,517
Accumulated Depreciation	(348,670)
Net Book Value	2,717,433
Columbus, Georgia [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE MOA
Initial Cost, Land	441,000
Initial Cost, Buildings & Improvements	4,173,299
Cost Subsequent to Acquisition, Land	(223,155)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,999,458)
Gross Amount at December 31, 2012, Land	217,845
Gross Amount at December 31, 2012, Buildings & Improvements	2,173,841
Accumulated Depreciation	(369,706)
Net Book Value	2,021,980
Terre Haute, Indiana [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE MOA
Initial Cost, Land	547,000
Initial Cost, Buildings & Improvements	4,976,600
Cost Subsequent to Acquisition, Land	(314,145)
Cost Subsequent to Acquisition, Buildings & Improvements	(2,642,433)
Gross Amount at December 31, 2012, Land	232,855
Gross Amount at December 31, 2012, Buildings & Improvements	2,334,167
Accumulated Depreciation	(508,031)
Net Book Value	2,058,991
Green Bay, Wisconsin [Member] | Super 8 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE-GB
Initial Cost, Land	570,000
Initial Cost, Buildings & Improvements	2,784,052
Cost Subsequent to Acquisition, Land	(16,031)
Cost Subsequent to Acquisition, Buildings & Improvements	109,114
Gross Amount at December 31, 2012, Land	553,969
Gross Amount at December 31, 2012, Buildings & Improvements	2,893,166
Accumulated Depreciation	(502,548)
Net Book Value	2,944,587
Louisville, Kentucky [Member] | Sleep Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE LSI
Initial Cost, Land	350,000
Initial Cost, Buildings & Improvements	1,288,002
Cost Subsequent to Acquisition, Land	(26,145)
Cost Subsequent to Acquisition, Buildings & Improvements	461,091
Gross Amount at December 31, 2012, Land	323,855
Gross Amount at December 31, 2012, Buildings & Improvements	1,749,093
Accumulated Depreciation	(534,142)
Net Book Value	1,538,806
Louisville, Kentucky [Member] | Comfort Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE 3CI
Initial Cost, Land	500,000
Initial Cost, Buildings & Improvements	2,186,715
Cost Subsequent to Acquisition, Land	(84,684)
Cost Subsequent to Acquisition, Buildings & Improvements	525,270
Gross Amount at December 31, 2012, Land	415,316
Gross Amount at December 31, 2012, Buildings & Improvements	2,711,985
Accumulated Depreciation	(865,288)
Net Book Value	2,262,013
Harlan, Kentucky [Member] | Independent [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE
Initial Cost, Buildings & Improvements	2,949,276
Cost Subsequent to Acquisition, Buildings & Improvements	955,581
Gross Amount at December 31, 2012, Buildings & Improvements	3,904,857
Accumulated Depreciation	(1,780,783)
Net Book Value	2,124,074
Danville, Kentucky [Member] | Quality Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	155,717
Initial Cost, Buildings & Improvements	2,971,403
Cost Subsequent to Acquisition, Buildings & Improvements	858,959
Gross Amount at December 31, 2012, Land	155,717
Gross Amount at December 31, 2012, Buildings & Improvements	3,830,362
Accumulated Depreciation	(1,910,832)
Net Book Value	2,075,247
Minocqua, Wisconsin [Member] | Quality Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	214,505
Initial Cost, Buildings & Improvements	1,458,389
Cost Subsequent to Acquisition, Buildings & Improvements	365,371
Gross Amount at December 31, 2012, Land	214,505
Gross Amount at December 31, 2012, Buildings & Improvements	1,823,760
Accumulated Depreciation	(881,971)
Net Book Value	1,156,294
Sheboygan, Wisconsin [Member] | Quality Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	286,970
Initial Cost, Buildings & Improvements	1,716,782
Cost Subsequent to Acquisition, Buildings & Improvements	421,281
Gross Amount at December 31, 2012, Land	286,970
Gross Amount at December 31, 2012, Buildings & Improvements	2,138,063
Accumulated Depreciation	(1,111,496)
Net Book Value	1,313,537
Cleveland, Tennessee [Member] | Hampton Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	212,914
Initial Cost, Buildings & Improvements	2,370,499
Cost Subsequent to Acquisition, Buildings & Improvements	1,058,857
Gross Amount at December 31, 2012, Land	212,914
Gross Amount at December 31, 2012, Buildings & Improvements	3,429,356
Accumulated Depreciation	(1,839,626)
Net Book Value	1,802,644
Shelby, North Carolina [Member] | Hampton Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	253,921
Initial Cost, Buildings & Improvements	2,782,042
Cost Subsequent to Acquisition, Buildings & Improvements	1,179,498
Gross Amount at December 31, 2012, Land	253,921
Gross Amount at December 31, 2012, Buildings & Improvements	3,961,540
Accumulated Depreciation	(2,300,003)
Net Book Value	1,915,458
Dover, Delaware [Member] | Comfort Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	337,113
Initial Cost, Buildings & Improvements	5,179,187
Cost Subsequent to Acquisition, Land	(337,113)
Cost Subsequent to Acquisition, Buildings & Improvements	(5,179,187)
Ft. Wayne, Indiana [Member] | Comfort Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	CITI
Initial Cost, Land	1,200,000
Initial Cost, Buildings & Improvements	4,803,605
Cost Subsequent to Acquisition, Buildings & Improvements	1,373,853
Gross Amount at December 31, 2012, Land	1,200,000
Gross Amount at December 31, 2012, Buildings & Improvements	6,177,458
Accumulated Depreciation	(1,745,991)
Net Book Value	5,631,467
Lafayette, Indiana [Member] | Comfort Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	CITI
Initial Cost, Land	850,000
Initial Cost, Buildings & Improvements	3,473,808
Cost Subsequent to Acquisition, Buildings & Improvements	621,693
Gross Amount at December 31, 2012, Land	850,000
Gross Amount at December 31, 2012, Buildings & Improvements	4,095,501
Accumulated Depreciation	(1,095,641)
Net Book Value	3,849,860
Marion, Indiana [Member] | Comfort Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	CITI
Initial Cost, Land	430,000
Initial Cost, Buildings & Improvements	1,945,383
Cost Subsequent to Acquisition, Buildings & Improvements	776,513
Gross Amount at December 31, 2012, Land	430,000
Gross Amount at December 31, 2012, Buildings & Improvements	2,721,896
Accumulated Depreciation	(771,174)
Net Book Value	2,380,722
South Bend, Indiana [Member] | Comfort Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SB
Initial Cost, Land	500,000
Initial Cost, Buildings & Improvements	11,512,314
Cost Subsequent to Acquisition, Land	(196,456)
Cost Subsequent to Acquisition, Buildings & Improvements	1,090,468
Gross Amount at December 31, 2012, Land	303,544
Gross Amount at December 31, 2012, Buildings & Improvements	12,602,782
Accumulated Depreciation	(2,721,353)
Net Book Value	10,184,973
Warsaw, Indiana [Member] | Comfort Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	CITI
Initial Cost, Land	650,000
Initial Cost, Buildings & Improvements	2,500,570
Cost Subsequent to Acquisition, Buildings & Improvements	544,876
Gross Amount at December 31, 2012, Land	650,000
Gross Amount at December 31, 2012, Buildings & Improvements	3,045,446
Accumulated Depreciation	(771,027)
Net Book Value	2,924,419
Ellenton, Florida [Member] | Ramada Ltd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	546,945
Initial Cost, Buildings & Improvements	2,293,464
Cost Subsequent to Acquisition, Land	(546,945)
Cost Subsequent to Acquisition, Buildings & Improvements	(2,293,464)
Ellenton, Florida [Member] | Guest House Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	NON
Initial Cost, Land	290,373
Initial Cost, Buildings & Improvements	2,102,371
Cost Subsequent to Acquisition, Land	(82,210)
Cost Subsequent to Acquisition, Buildings & Improvements	(759,314)
Gross Amount at December 31, 2012, Land	208,163
Gross Amount at December 31, 2012, Buildings & Improvements	1,343,057
Accumulated Depreciation	(372,047)
Net Book Value	1,179,173
Jackson, Tennessee [Member] | Guest House Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	261,506
Initial Cost, Buildings & Improvements	3,430,541
Cost Subsequent to Acquisition, Land	(261,506)
Cost Subsequent to Acquisition, Buildings & Improvements	(3,430,541)
Brooks, Kentucky [Member] | Baymont Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE 3CI
Initial Cost, Land	500,000
Initial Cost, Buildings & Improvements	2,008,474
Cost Subsequent to Acquisition, Land	(212,952)
Cost Subsequent to Acquisition, Buildings & Improvements	(513,845)
Gross Amount at December 31, 2012, Land	287,048
Gross Amount at December 31, 2012, Buildings & Improvements	1,494,629
Accumulated Depreciation	(421,891)
Net Book Value	1,359,786
Fredericksburg South, Virginia [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	WA BMI
Initial Cost, Land	1,510,000
Initial Cost, Buildings & Improvements	1,786,979
Cost Subsequent to Acquisition, Land	(878,602)
Cost Subsequent to Acquisition, Buildings & Improvements	(470,659)
Gross Amount at December 31, 2012, Land	631,398
Gross Amount at December 31, 2012, Buildings & Improvements	1,316,320
Accumulated Depreciation	(298,922)
Net Book Value	1,648,796
Shreveport, Louisiana [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	WA BMI
Initial Cost, Land	1,250,000
Initial Cost, Buildings & Improvements	2,964,484
Cost Subsequent to Acquisition, Land	(647,441)
Cost Subsequent to Acquisition, Buildings & Improvements	(717,097)
Gross Amount at December 31, 2012, Land	602,559
Gross Amount at December 31, 2012, Buildings & Improvements	2,247,387
Accumulated Depreciation	(731,655)
Net Book Value	2,118,291
Bossier City, Louisiana [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GWB
Initial Cost, Land	1,025,000
Initial Cost, Buildings & Improvements	5,117,686
Cost Subsequent to Acquisition, Land	(251,463)
Cost Subsequent to Acquisition, Buildings & Improvements	(591,705)
Gross Amount at December 31, 2012, Land	773,537
Gross Amount at December 31, 2012, Buildings & Improvements	4,525,981
Accumulated Depreciation	(808,564)
Net Book Value	4,490,954
Fredericksburg North, Virginia [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	EVB
Initial Cost, Land	650,000
Initial Cost, Buildings & Improvements	3,142,312
Cost Subsequent to Acquisition, Land	(370,351)
Cost Subsequent to Acquisition, Buildings & Improvements	(867,283)
Gross Amount at December 31, 2012, Land	279,649
Gross Amount at December 31, 2012, Buildings & Improvements	2,275,029
Accumulated Depreciation	(627,222)
Net Book Value	1,927,456
Ashland, Kentucky [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE 2DI
Initial Cost, Land	320,000
Initial Cost, Buildings & Improvements	1,303,003
Cost Subsequent to Acquisition, Buildings & Improvements	422,781
Gross Amount at December 31, 2012, Land	320,000
Gross Amount at December 31, 2012, Buildings & Improvements	1,725,784
Accumulated Depreciation	(465,331)
Net Book Value	1,580,453
Sioux Falls, Airport [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SF
Initial Cost, Buildings & Improvements	2,397,714
Cost Subsequent to Acquisition, Buildings & Improvements	245,396
Gross Amount at December 31, 2012, Buildings & Improvements	2,643,110
Accumulated Depreciation	(543,167)
Net Book Value	2,099,943
Sioux Falls, Empire [Member] | Days Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SF
Initial Cost, Land	480,000
Initial Cost, Buildings & Improvements	1,988,692
Cost Subsequent to Acquisition, Buildings & Improvements	270,347
Gross Amount at December 31, 2012, Land	480,000
Gross Amount at December 31, 2012, Buildings & Improvements	2,259,039
Accumulated Depreciation	(474,216)
Net Book Value	2,264,823
Atlanta, Georgia [Member] | Extended Stay-Savannah Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE PINE *	[1]
Initial Cost, Land	1,865,000	[1]
Initial Cost, Buildings & Improvements	3,997,960	[1]
Cost Subsequent to Acquisition, Land	(981,833)	[1]
Cost Subsequent to Acquisition, Buildings & Improvements	(1,837,929)	[1]
Gross Amount at December 31, 2012, Land	883,167	[1]
Gross Amount at December 31, 2012, Buildings & Improvements	2,160,031	[1]
Accumulated Depreciation	(500,804)	[1]
Net Book Value	2,542,394	[1]
Augusta, Georgia [Member] | Extended Stay-Savannah Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SS
Initial Cost, Land	750,000
Initial Cost, Buildings & Improvements	3,816,246
Cost Subsequent to Acquisition, Buildings & Improvements	241,738
Gross Amount at December 31, 2012, Land	750,000
Gross Amount at December 31, 2012, Buildings & Improvements	4,057,984
Accumulated Depreciation	(907,269)
Net Book Value	3,900,715
Chamblee, Georgia [Member] | Extended Stay-Savannah Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SS
Initial Cost, Land	1,650,000
Initial Cost, Buildings & Improvements	3,563,648
Cost Subsequent to Acquisition, Buildings & Improvements	157,649
Gross Amount at December 31, 2012, Land	1,650,000
Gross Amount at December 31, 2012, Buildings & Improvements	3,721,297
Accumulated Depreciation	(876,859)
Net Book Value	4,494,438
Greenville, South Carolina [Member] | Extended Stay-Savannah Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SS
Initial Cost, Land	550,000
Initial Cost, Buildings & Improvements	3,408,375
Cost Subsequent to Acquisition, Land	(255,316)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,506,296)
Gross Amount at December 31, 2012, Land	294,684
Gross Amount at December 31, 2012, Buildings & Improvements	1,902,079
Accumulated Depreciation	(371,398)
Net Book Value	1,825,365
Jonesboro, Georgia [Member] | Extended Stay-Savannah Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SS
Initial Cost, Land	875,000
Initial Cost, Buildings & Improvements	2,978,463
Cost Subsequent to Acquisition, Land	(394,903)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,268,474)
Gross Amount at December 31, 2012, Land	480,097
Gross Amount at December 31, 2012, Buildings & Improvements	1,709,989
Accumulated Depreciation	(331,356)
Net Book Value	1,858,730
Savannah, Georgia [Member] | Extended Stay-Savannah Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SS
Initial Cost, Land	1,250,000
Initial Cost, Buildings & Improvements	4,052,678
Cost Subsequent to Acquisition, Land	(535,827)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,784,141)
Gross Amount at December 31, 2012, Land	714,173
Gross Amount at December 31, 2012, Buildings & Improvements	2,268,537
Accumulated Depreciation	(300,015)
Net Book Value	2,682,695
Stone Mountain, Georgia [Member] | Extended Stay-Savannah Suites [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE SS
Initial Cost, Land	725,000
Initial Cost, Buildings & Improvements	3,840,600
Cost Subsequent to Acquisition, Land	(258,650)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,433,564)
Gross Amount at December 31, 2012, Land	466,350
Gross Amount at December 31, 2012, Buildings & Improvements	2,407,036
Accumulated Depreciation	(350,681)
Net Book Value	2,522,705
Key Largo, Florida [Member] | Key West Inns [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	MS
Initial Cost, Land	339,425
Initial Cost, Buildings & Improvements	3,238,530
Cost Subsequent to Acquisition, Buildings & Improvements	1,316,757
Gross Amount at December 31, 2012, Land	339,425
Gross Amount at December 31, 2012, Buildings & Improvements	4,555,287
Accumulated Depreciation	(2,116,869)
Net Book Value	2,777,843
Columbia-I26, South Carolina [Member] | Masters [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE Masters
Initial Cost, Land	450,000
Initial Cost, Buildings & Improvements	1,395,861
Cost Subsequent to Acquisition, Land	(199,104)
Cost Subsequent to Acquisition, Buildings & Improvements	(400,906)
Gross Amount at December 31, 2012, Land	250,896
Gross Amount at December 31, 2012, Buildings & Improvements	994,955
Accumulated Depreciation	(166,255)
Net Book Value	1,079,596
Columbia-Knox Abbot Dr, South Carolina [Member] | Masters [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE Masters
Initial Cost, Buildings & Improvements	1,474,612
Cost Subsequent to Acquisition, Buildings & Improvements	(673,714)
Gross Amount at December 31, 2012, Buildings & Improvements	800,898
Accumulated Depreciation	(253,048)
Net Book Value	547,850
Charleston North, South Carolina [Member] | Masters [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE Masters
Initial Cost, Land	700,000
Initial Cost, Buildings & Improvements	2,895,079
Cost Subsequent to Acquisition, Land	(457,936)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,473,085)
Gross Amount at December 31, 2012, Land	242,064
Gross Amount at December 31, 2012, Buildings & Improvements	1,421,994
Accumulated Depreciation	(298,258)
Net Book Value	1,365,800
Garden City, Georgia [Member] | Masters [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE Masters
Initial Cost, Land	570,000
Initial Cost, Buildings & Improvements	2,443,603
Cost Subsequent to Acquisition, Land	(332,371)
Cost Subsequent to Acquisition, Buildings & Improvements	(1,033,992)
Gross Amount at December 31, 2012, Land	237,629
Gross Amount at December 31, 2012, Buildings & Improvements	1,409,611
Accumulated Depreciation	(249,741)
Net Book Value	1,397,499
Tampa East, Florida [Member] | Masters [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE Masters
Initial Cost, Land	192,416
Initial Cost, Buildings & Improvements	3,413,132
Cost Subsequent to Acquisition, Land	(132,881)
Cost Subsequent to Acquisition, Buildings & Improvements	(2,253,182)
Gross Amount at December 31, 2012, Land	59,535
Gross Amount at December 31, 2012, Buildings & Improvements	1,159,950
Accumulated Depreciation	(303,985)
Net Book Value	915,500
Tampa Fairgrounds, Florida [Member] | Masters [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	SOLD
Initial Cost, Land	580,000
Initial Cost, Buildings & Improvements	3,018,614
Cost Subsequent to Acquisition, Land	(580,000)
Cost Subsequent to Acquisition, Buildings & Improvements	(3,018,614)
Tuscaloosa Alabama [Member] | Masters [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	GE Masters
Initial Cost, Land	740,000
Initial Cost, Buildings & Improvements	4,025,844
Cost Subsequent to Acquisition, Land	(498,741)
Cost Subsequent to Acquisition, Buildings & Improvements	(2,199,370)
Gross Amount at December 31, 2012, Land	241,259
Gross Amount at December 31, 2012, Buildings & Improvements	1,826,474
Accumulated Depreciation	(333,332)
Net Book Value	1,734,401
Dowell, Maryland [Member] | Hilton Garden Inn [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrance	CAN
Initial Cost, Land	1,400,000
Initial Cost, Buildings & Improvements	9,815,044
Cost Subsequent to Acquisition, Buildings & Improvements	334,247
Gross Amount at December 31, 2012, Land	1,400,000
Gross Amount at December 31, 2012, Buildings & Improvements	10,149,291
Accumulated Depreciation	(184,024)
Net Book Value	11,365,267
Subtotal Hotel Properties [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	47,133,940
Initial Cost, Buildings & Improvements	255,853,158
Cost Subsequent to Acquisition, Land	(11,660,177)
Cost Subsequent to Acquisition, Buildings & Improvements	(13,252,813)
Gross Amount at December 31, 2012, Land	35,473,763
Gross Amount at December 31, 2012, Buildings & Improvements	242,600,345
Accumulated Depreciation	(87,906,282)
Net Book Value	190,167,826
Construction in Progress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Subsequent to Acquisition, Buildings & Improvements	794,419
Gross Amount at December 31, 2012, Buildings & Improvements	794,419
Net Book Value	794,419
Office Building [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	68,765
Initial Cost, Buildings & Improvements	1,516,627
Cost Subsequent to Acquisition, Land	(68,765)
Cost Subsequent to Acquisition, Buildings & Improvements	(895,633)
Gross Amount at December 31, 2012, Buildings & Improvements	620,994
Accumulated Depreciation	(492,626)
Net Book Value	$ 128,368

[1]	Atlanta Land includes value of land lease